Liquidity and Going Concern Considerations (Details) - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022
Liquidity and Going Concern Considerations (Details) [Line Items]
Revenue decreased		$ 7,205,568
Net loss	$ 3,662,596
Net cash	3,370,049
Accumulated deficit	(12,791,956)			$ (9,006,610)
Cash on hand	8,878,388			$ 18,181,099
Working capital	4,225,642
Current liabilities	3,273,580
Long-term loans	3,407,304
IPO [Member]
Liquidity and Going Concern Considerations (Details) [Line Items]
Cash on hand	12,713,338
Minimum [Member]
Liquidity and Going Concern Considerations (Details) [Line Items]
Revenue decreased	3,678,970
Maximum [Member]
Liquidity and Going Concern Considerations (Details) [Line Items]
Revenue decreased	$ 3,526,598
Forecast [Member]
Liquidity and Going Concern Considerations (Details) [Line Items]
Cash on hand			$ 4,900,000